UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 E. Michigan St
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5301
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.7%
Australia - 2.6%
69,521	AGL Energy Ltd	$832,096
60,178	Amcor Ltd	588,402
224,134	Aurizon Holdings Ltd	902,864
134,161	BHP Billiton Ltd	1,755,191
134,476	Brambles Ltd	1,059,088
32,816	Commonwealth Bank of Australia	1,885,080
18,744	CSL Ltd	1,357,061
273,339	Insurance Australia Group Ltd	1,095,143
17,623	Macquarie Group Ltd	1,037,569
116,362	Origin Energy Ltd	471,258
1,222,584	South32 Ltd (a)	1,052,168
92,239	Sydney Airport	440,269
245,560	Telstra Corporation Ltd	951,879
72,204	Transurban Group	541,501
155,059	Westfield Corporation	1,076,534
		15,046,103
Austria - 2.0%
22,425	Andritz AG	1,176,715
74,809	BUWOG AG (b)	1,494,236
46,161	CA Immobilien Anlagen AG	841,548
53,020	Erste Group Bank AG (a)	1,626,765
399,842	IMMOFINANZ AG (a)	989,382
21,872	Oesterreichische Post AG	784,312
72,468	OMV AG	2,068,425
39,684	Raiffeisen Bank International AG (a)	620,953
36,657	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,026,534
19,277	Voestalpine AG	627,305
10,300	Wienerberger AG	180,812
		11,436,987
Belgium - 2.8%
28,456	Ageas	1,244,845
19,779	Anheuser-Busch InBev SA/NV	2,548,442
40,058	Colruyt SA (b)	1,984,955
16,616	Delhaize Group	1,664,795
15,494	Groupe Bruxelles Lambert SA	1,273,105
18,743	KBC Groep NV	1,118,861
66,448	Proximus SADP (b)	2,194,971
7,237	Solvay SA	833,821
31,623	UCB SA	2,823,912
20,921	Umicore SA	865,261
		16,552,968
Brazil - 1.7%
441,200	Ambev SA	2,125,605
290,000	BM&FBovespa SA	852,236
74,100	BRF SA	1,054,139
187,500	CCR SA	620,800
82,280	Cielo SA	746,666
222,700	Embraer SA	1,749,827
794,400	Petrol Brasileiros SA (a)	1,574,838
464,200	Tim Participacoes SA	917,842
9,500	Ultrapar Participacoes SA	154,028
		9,795,981

Canada - 3.9%
81,759	Air Canada (a)	638,546
18,746	Bank of Nova Scotia (a)	854,726
17,365	Canadian National Railway Company (a)	1,036,478
39,726	Canadian Natural Resources Ltd (a)	962,027
5,526	Canadian Pacific Railway Ltd (a)	814,717
25,361	Canadian Utilities Ltd (a)	619,474
26,235	Enbridge, Inc. (a)	931,765
1,906	Fairfax Financial Holdings Ltd (a)	915,100
51,796	Goldcorp, Inc. (a)	612,422
29,233	Industrial Alliance Insurance & Financial Services, Inc. (a)	991,617
16,615	Intact Financial Corporation (a)	1,107,542
53,904	Magna International, Inc. (a)	2,451,705
177,459	Manulife Financial Corporation (a)	2,920,775
36,100	National Bank of Canada (a)	1,183,194
34,511	Pembina Pipeline Corporation (a)(b)	792,064
40,054	Potash Corporation of Saskatchewan, Inc. (a)	810,708
21,506	Royal Bank of Canada (a)	1,225,187
42,705	Shaw Communications, Inc. (a)(b)	886,430
16,866	Suncor Energy, Inc. (a)(b)	466,027
37,180	Toronto-Dominion Bank (a)	1,518,437
28,145	TransCanada Corporation (a)	888,113
		22,627,054
Chile - 3.0%
3,050,118	Aguas Andinas SA	1,516,368
22,554,833	Banco Santander Chile	1,006,105
664,727	Cencosud SA	1,401,478
90,037	Cia Cervecerias Unidas SA	1,005,896
3,601,258	Colbun SA	890,977
88,179,106	Corpbanca SA	746,603
873,434	Empresa Nacional de Electricidad SA	1,035,523
90,587	Empresa Nacional de Telecommunicaciones SA	809,948
644,725	Empresas CMPC SA	1,350,507
228,536	Empresas COPEC SA	1,960,460
10,214,613	Enersis SA	2,487,786
133,939	Latam Airlines Group SA (a)	720,178
240,445	SACI Falabella	1,450,317
80,589	Sociedad Quimica y Minera de Chile SA	1,342,791
		17,724,937
China - 5.3%
2,975,000	Agricultural Bank of China Ltd	1,139,589
7,317	Baidu, Inc. - ADR (a)	1,594,886
2,515,305	Bank of China Ltd	1,115,974
1,128,539	Bank of Communication Company Ltd	785,987
2,478,000	China Communications Services Corporation Ltd	955,603
2,762,000	China Construction Bank Corporation	1,898,698
1,500,000	China Everbright Bank Company Ltd	677,118
290,275	China Life Insurance Company Ltd	1,001,471
273,000	China Mengniu Dairy Company Ltd	434,493
425,000	China Merchants Bank Company Ltd	998,717
831,500	China Minsheng Banking Corporation Ltd	796,812
184,600	China Pacific Insurance Group Company Ltd	759,499
1,334,969	China Petroleum & Chemical Corporation	817,843
2,272,000	China Telecom Corporation Ltd	1,113,517
324,000	CITIC Securities Company Ltd	742,988
1,514,000	CNOOC Ltd	1,675,399
362,400	Haitong Securities Company Ltd	625,388
71,500	Hengan International Group Company Ltd	718,371
2,493,000	Industrial & Commercial Bank of China	1,507,996

688,000	Jiangsu Expressway Company Ltd	890,896
490,000	Jiangxi Copper Company Ltd (b)	585,842
758,000	Lenovo Group Ltd	801,656
50,832	Mindray Medical International Ltd - ADR	1,363,314
204,800	New China Life Insurance Company Ltd	847,891
1,870,000	People's Insurance Company Group of China Ltd	964,732
872,000	PetroChina Company Ltd	619,688
269,688	Ping An Insurance Group Company of China Ltd	1,476,537
181,600	Shanghai Pharmaceuticals Holding Company Ltd	398,640
75,802	Tencent Holdings Ltd	1,508,522
332,000	Tingyi Cayman Island Holding Corporation	480,436
878,000	Zhejiang Expressway Company Ltd	1,066,720
303,280	ZTE Corporation	681,392
		31,046,615
Colombia - 0.4%
65,540	Bancolombia SA	434,349
121,588	Corporation Financiera Colombiana SA	1,404,336
70,958	Grupo Nutresa SA	442,726
		2,281,411
France - 1.6%
5,487	Air Liquide SA	669,585
13,733	Airbus Group SE	993,034
30,976	AXA SA	838,153
12,751	BNP Paribas SA	755,915
14,321	Cie de Saint-Gobain	632,921
3,327	Cie Generale des Etablissements Michelin	333,586
9,109	Danone SA	638,365
29,543	Orange SA	510,654
4,472	Pernod Ricard SA	508,869
8,398	Publicis Groupe SA	529,888
4,299	Renault SA	433,815
12,519	Sanofi	1,116,086
10,549	Schneider Electric SA	668,731
19,794	Total SA	982,924
		9,612,526
Germany - 1.9%
5,566	Allianz SE	985,906
3,838	BASF SE	317,671
8,720	Bayer AG	1,163,612
6,249	Bayerische Motoren Werke AG	682,024
1,319	Continental AG	318,713
412	Daimler AG	36,883
23,702	Deutsche Bank AG	608,652
15,346	Deutsche Post AG	448,554
15,354	Deutsche Telekom AG	283,159
147,830	E.ON SE	1,405,078
12,153	Fresenius Medical Care AG & Company KGaA	1,004,104
6,975	Fresenius SE & Company KGaA	512,100
3,789	Linde AG	661,538
6,272	Muenchener Rueckversicherungs-Gesellschaft AG	1,264,035
7,320	SAP SE	576,873
7,828	Siemens AG	811,681
		11,080,583
Hong Kong - 4.4%
414,800	AIA Group Ltd	2,476,993
248,600	Bank of East Asia Ltd	888,149
103,500	Beijing Enterprises Holdings Ltd	645,419
102,000	Cheung Kong Infrastructure Holdings Ltd	893,254
158,824	Cheung Kong Property Holdings Ltd	1,035,481

222,000	China Mobile Ltd	2,522,516
250,000	China Overseas Land & Investment Ltd	828,663
156,275	China Resources Beer Holdings Company Ltd	303,946
203,333	China Resources Land Ltd	546,788
1,090,000	China Unicom Hong Kong Ltd	1,349,593
114,324	CK Hutchison Holdings Ltd	1,499,558
108,000	CLP Holdings Ltd	902,618
120,000	Galaxy Entertainment Group Ltd	352,875
272,000	Hang Lung Properties Ltd	637,074
108,820	Henderson Land Development Company Ltd	670,173
484,200	Hong Kong & China Gas Company Ltd	950,483
55,800	Hong Kong Exchanges and Clearing Ltd	1,453,753
736,333	New World Development Company Ltd	733,156
1,537,600	Noble Group Ltd (b)	463,280
115,000	Power Assets Holdings Ltd	1,027,124
500,000	Sino Land Company Ltd	741,605
1,301,000	SJM Holdings Ltd	954,761
148,000	Sun Hung Kai Properties Ltd	1,819,113
254,500	Techtronic Industries Company Ltd	1,032,318
91,000	Wharf Holdings Ltd	522,284
142,000	Wheelock and Company Ltd	613,533
		25,864,510
India - 0.3%
8,683	Axis Bank Ltd - GDR (Acquired 01/24/2014 through 07/30/2015, Cost $164,896) (c)	306,510
27,159	Larsen & Toubro Ltd - GDR (Acquired 10/31/2013 through 07/31/2015, Cost $415,071) (c)	556,759
24,312	Mahindra & Mahindra Ltd - GDR (Acquired 10/31/2013 through 07/31/2015, Cost $327,859) (c)	495,965
11,067	Reliance Industries Ltd - GDR (Acquired 11/08/2013 through 07/30/2015, Cost $297,551) (c)(d)	315,963
		1,675,197
Indonesia - 4.3%
11,732,400	Adaro Energy Tbk PT	466,413
4,513,700	Astra International Tbk PT	1,933,045
2,730,400	Bank Central Asia Tbk PT	2,442,262
2,524,000	Bank Mandiri Persero Tbk PT	1,550,705
3,098,700	Bank Negara Indonesia Persero Tbk PT	1,068,363
2,687,100	Bank Rakyat Indonesia Persero Tbk PT	2,092,772
265,253	Gudang Garam Tbk PT	937,540
707,700	Indocement Tunggal Prakarsa Tbk PT	956,559
952,600	Indofood CBP Sukses Makmur Tbk PT	869,286
2,225,400	Indofood Sukses Makmur Tbk PT	784,158
2,021,200	Jasa Marga Persero Tbk PT	657,420
8,846,000	Kalbe Farma Tbk PT	853,589
4,211,400	Perusahaan Gas Negara Persero Tbk PT	808,187
1,338,700	Semen Indonesia Persero Tbk PT	1,028,094
14,063,100	Telekomunikasi Indonesian Persero Tbk PT	2,978,307
2,597,800	Tower Bersama Infrustructure Tbk PT (a)	1,140,704
511,500	Unilever Indonesia Tbk PT	1,358,701
1,720,900	United Tractors Tbk PT	2,027,515
3,933,600	XL Axiata Tbk PT (a)	983,755
		24,937,375
Ireland - 3.0%
21,987	Alkermes PLC (a)	1,612,966
2,959,118	Bank of Ireland (a)	1,103,635
72,555	CRH PLC	2,134,917
26,581	DCC PLC	2,389,996
60,849	Glanbia PLC	1,116,714
9,375	Jazz Pharmaceuticals PLC (a)	1,374,281
26,356	Kerry Group PLC	2,127,182
19,364	Paddy Power PLC	2,456,099
24,865	Ryanair Holdings PLC - ADR	1,912,118
36,193	Smurfit Kappa Group PLC	988,876
		17,216,784

Israel - 3.3%
441,420	Bank Hapoalim BM	2,282,607
583,445	Bank Leumi Le-Israel BM (a)	2,108,302
632,152	Bezeq The Israeli Telecommunication Corporation Ltd	1,361,767
22,765	Check Point Software Technology Ltd (a)	1,987,157
16,244	Elbit Systems Ltd (b)	1,436,200
165,720	Israel Chemicals Ltd	833,405
1,005,349	Israel Discount Bank Ltd (a)	1,853,568
4,730,715	Isramco Negev 2 LP	851,676
16,524	Mellanox Technologies Ltd (a)	742,589
71,707	Mizrahi Tefahot Bank Ltd	848,471
15,976	NICE-Systems Ltd	970,556
8,534	Taro Pharmaceutical Industries Ltd (a)	1,235,979
41,356	Teva Pharmaceutical Industries Ltd	2,532,708
		19,044,985
Italy - 1.5%
36,542	Assicurazioni Generali SpA	694,950
29,038	Atlantia SpA	767,000
197,579	Enel SpA	871,328
24,821	Eni SpA	404,382
21,355	EXOR SpA	957,103
221,673	Intesa Sanpaolo SpA	760,707
20,707	Luxottica Group SpA	1,384,872
126,499	Snam SpA	642,866
573,225	Telecom Italia SpA (a)(b)	741,302
113,710	Terna Rete Elettrica Nazionale SpA (b)	559,852
172,226	UniCredit SpA	1,010,814
		8,795,176
Japan - 5.6%
179,000	Asahi Glass Company Ltd (b)	1,052,770
37,463	Canon, Inc.	1,130,890
32,525	FUJIFILM Holdings Corporation	1,317,381
160,000	Hitachi Ltd	944,403
40,800	Honda Motor Company Ltd	1,326,414
23,425	Hoya Corporation	949,559
17,986	Kao Corporation	922,093
59,169	Kirin Holdings Company Ltd	832,259
19,738	Kyocera Corporation	915,067
11,414	Lawson, Inc.	866,945
201,000	Marubeni Corporation	1,113,582
169,000	Mitsubishi Heavy Industries	865,044
220,327	Mitsubishi UFJ Financial Group, Inc.	1,413,959
681,169	Mizuho Financial Group, Inc.	1,375,065
61,804	Nippon Telephone and Telegraph Corporation	2,291,919
12,616	Oriental Land Company Ltd	717,093
169,717	Osaka Gas Company Ltd	630,200
27,272	Otsuka Holdings Company Ltd	903,454
20,240	Seven & I Holdings Company Ltd	907,594
17,467	Shin-etsu Chemical Company Ltd	987,999
108,400	Sumitomo Corporation	1,151,365
71,900	Sumitomo Electric Industries Ltd	1,023,305
32,182	Sumitomo Mitsui Financial Group Ltd	1,227,935
26,600	Suzuki Motor Corporation (b)	817,880
22,186	Takeda Pharmaceutical Company Ltd	1,078,301
208,000	Tobu Railway Company Ltd	1,013,810
113,000	Tokyo Gas Company Ltd	539,848
52,300	Toyota Motor Corporation	3,253,137
39,200	Toyota Tsusho Corporation	919,656
		32,488,927

Malaysia - 5.8%
1,488,100	AMMB Holdings Bhd	1,601,871
1,511,900	Axiata Group Bhd	2,173,533
70,100	British American Tobacco Malaysia Bhd	951,216
2,217,200	CIMB Group Holdings Bhd	2,339,916
665,900	DiGi.com Bhd	780,840
692,000	Gamuda Bhd	736,792
1,037,900	Genting Bhd	1,752,552
1,785,700	Genting Malaysia Bhd	1,842,655
860,400	IHH Healthcare Bhd	1,279,300
1,280,800	IJM Corporation Bhd	1,021,276
757,100	IOI Corporation Bhd	772,370
138,800	Kuala Lumpur Kepong Bhd	746,734
1,205,420	Malayan Banking Bhd	2,352,039
554,100	Malaysia Airports Holdings Bhd	704,320
638,000	Maxis Bhd	981,538
568,300	MISC Bhd	1,231,494
455,700	Petronas Chemicals Group Bhd	720,314
143,500	Petronas Gas Bhd	771,346
336,040	Public Bank Bhd	1,448,503
548,600	RHB Capital Bhd	715,341
1,070,500	SapuraKencana Petroleum Bhd	537,258
854,400	Sime Darby Bhd	1,584,968
1,064,800	Telekom Malaysia Bhd	1,625,668
824,000	Tenaga Nasional Bhd	2,581,764
2,058,800	UEM Sunrise Bhd	545,601
637,391	UMW Holdings Bhd	1,192,866
2,212,700	YTL Corporation Bhd	819,903
		33,811,978
Mexico - 2.6%
558,674	Alfa SAB De CV	1,123,869
2,277,300	America Movil SAB de CV (b)	1,850,330
140,300	Arca Continental SAB de CV	883,950
105,300	Coca-Cola Femsa SAB de CV (b)	812,191
192,600	Gruma SAB de CV	2,802,637
276,100	Grupo Bimbo SAB de CV (a)	766,766
279,300	Grupo Financiero Banorte SAB de CV	1,497,732
369,500	Grupo Financiero Inbursa SAB de CV	711,886
568,800	Grupo Mexico SAB de CV	1,241,679
427,400	Kimberly-Clark de Mexico SAB de CV	1,010,091
79,100	Promotora y Operadora de Infraestructura SAB de CV (a)	958,557
595,700	Wal-Mart de Mexico SAB de CV	1,583,191
		15,242,879
Netherlands - 1.9%
336,328	Aegon NV	2,059,586
5,600	Akzo Nobel NV	398,309
10,498	ASML Holding NV	970,184
10,713	Heineken NV	952,589
131,126	ING Groep NV	1,800,336
96,309	Koninklijke Ahold NV	2,095,134
297,258	Koninklijke KPN NV	1,130,955
34,410	Koninklijke Philips NV	940,887
30,968	Royal Dutch Shell PLC	770,504
		11,118,484
New Zealand - 2.8%
450,267	Auckland International Airport Ltd	1,564,930
457,674	Contact Energy Ltd	1,500,294

511,329	Fisher & Paykel Healthcare Corporation	2,830,657
375,014	Fletcher Building Ltd	1,799,558
606,757	Mighty River Power NPV	1,158,253
177,863	Ryman Healthcare Ltd	919,065
460,692	SKY Network Television Ltd (b)	1,379,789
362,870	SKYCITY Entertainment Group Ltd	1,003,208
1,122,810	Spark New Zealand Ltd	2,464,863
407,795	Trade Me Group Ltd (b)	1,006,616
219,476	Z Energy Ltd	980,952
		16,608,185
Peru - 0.3%
602,160	Grana y Montero SAA	389,285
29,346	Intercorp Financial Services, Inc. (Acquired 10/31/2013 through 07/31/2015, Cost $838,536) (c)	751,258
6,752,015	Volcan Cia Minera SAA	528,612
		1,669,155
Philippines - 0.1%
1,164,700	Energy Development Corporation	153,185
164,400	JG Summit Holdings, Inc.	246,739
1,976,143	Metro Pacific Investments Corporation	219,665
68,736	Security Bank Corporation	200,638
		820,227
Poland - 1.7%
52,919	Asseco Poland SA	751,019
24,230	Bank Pekao SA	821,747
4,601	Bank Zachodni WBK SA (a)	296,710
79,853	Cyfrowy Polsat SA (a)	475,437
29,703	KGHM Polska Miedz SA	531,428
40,335	Lubelski Wegiel Bogdanka SA (b)	409,134
287,859	Orange Polska SA (b)	481,540
475,413	PGE Polska Grupa Energetyczna SA	1,559,985
67,873	Polski Koncern Naftowy Orlen SA (b)	1,140,944
785,672	Polskie Gornictwo Naftowe i Gazownictwo SA	1,047,938
167,173	Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,114,887
93,730	Powszechny Zaklad Ubezpieczen SA	895,306
533,505	Tauron Polska Energia SA	374,941
		9,901,016
Republic of Korea - 4.8%
2,557	Amorepacific Corporation	890,937
9,205	Celltrion, Inc. (a)	685,973
9,026	Coway Company Ltd	658,605
2,516	E-MART, Inc.	464,940
28,100	Hana Financial Group, Inc.	618,756
19,185	Hankook Tire Company Ltd	764,551
4,913	Hyundai Mobis Company Ltd	1,058,498
7,473	Hyundai Motor Company	951,831
17,277	Kangwon Land, Inc.	569,907
38,095	KB Financial Group, Inc.	1,159,578
13,775	Kia Motors Corporation	624,487
5,003	Korea Aerospace Industries Ltd	362,464
47,097	Korea Electric Power Corporation	1,990,759
36,071	KT Corporation (a)	932,884
10,661	KT&G Corporation	985,041
70,156	LG Display Company Ltd	1,538,761
30,958	LG Electronics, Inc.	1,448,922
173,247	LG Uplus Corporation	1,593,265
1,552	NAVER Corporation	845,656
7,834	POSCO	1,143,255
4,365	Samsung C&T Corporation (a)	550,313
2,736	Samsung Electronics Company Ltd	3,033,568

1,990	Samsung Fire & Marine Insurance Company Ltd	526,691
19,499	Samsung Life Insurance Company Ltd	1,734,292
27,145	Shinhan Financial Group Company Ltd	971,599
30,934	SK Hynix, Inc.	844,104
3,682	SK Telecom Company Ltd	743,999
		27,693,636
Russian Federation - 2.1%
485,578	Gazprom PAO - ADR	2,005,923
44,415	Lukoil PJSC - ADR	1,711,310
14,589	Magnit PJSC - GDR (Acquired 01/27/2014 through 06/17/2015, Cost $848,210) (c)	703,482
83,153	MMC Norilsk Nickel PJSC - ADR	1,124,644
10,095	NovaTek OAO - GDR (Acquired 04/24/2014 through 06/17/2015, Cost $725,402) (c)	944,892
193,032	Rosneft OAO - GDR (Acquired 11/10/2015 through 11/16/2015, Cost $769,037) (c)	774,502
79,127	Rosneft Oil OJSC - GDR (Acquired 11/10/2015 through 11/24/2015, Cost $330,202) (c)	318,091
180,270	Sberbank Of Russia PJSC - ADR	1,207,989
239,138	Surgutneftegas OAO - ADR	1,195,690
30,598	Tatneft PAO - ADR	901,111
66,095	Yandex NV (a)	1,099,160
		11,986,794
Singapore - 4.2%
13,285	Avago Technologies Ltd	1,733,028
322,000	CapitaLand Ltd	689,405
1,068,500	ComfortDelGro Corporation Ltd	2,219,492
97,400	DBS Group Holdings Ltd	1,139,343
833,800	Genting Singapore PLC	449,249
364,500	Global Logistic Properties Ltd	509,067
2,781,600	Golden Agri-Resources Ltd	709,919
1,326,100	Hutchison Port Holdings Trust	716,094
72,100	Jardine Cycle & Carriage Ltd	1,633,118
168,400	Keppel Corporation Ltd	781,979
339,600	Oversea-Chinese Banking Corporation Ltd	2,087,364
268,500	Sembcorp Industries Ltd	618,642
271,600	Singapore Airlines Ltd	1,956,298
170,800	Singapore Exchange Ltd	913,000
443,800	Singapore Press Holdings Ltd	1,264,809
352,000	Singapore Technologies Engineering Ltd	713,707
637,800	Singapore Telecommunications Ltd	1,731,788
150,800	United Overseas Bank Ltd	2,072,959
1,232,000	Wilmar International Ltd	2,497,976
		24,437,237
South Africa - 2.1%
141,265	AngloGold Ashanti Ltd (a)	892,385
29,099	Aspen Pharmacare Holdings Ltd	629,264
61,158	Barclays Africa Group Ltd	672,205
35,476	Bidvest Group Ltd	827,119
414,514	Gold Fields Ltd	1,054,636
275,432	Life Healthcare Group Holdings Ltd (b)	680,197
86,496	MTN Group Ltd	868,550
15,377	Naspers Ltd	2,292,126
38,448	Nedbank Group Ltd	561,055
260,093	Netcare Ltd	647,714
49,148	Remgro Ltd	882,563
183,783	Sanlam Ltd	783,137
30,897	Sasol Ltd	860,397
41,496	Standard Bank Group Ltd	372,706
49,189	Woolworths Holdings Ltd	347,072
		12,371,126
Spain - 1.4%
37,163	Amadeus IT Holding SA	1,490,674

115,590	Banco Bilbao Vizcaya Argentari SA	959,424
270,869	Banco de Sabadell SA	499,966
138,748	Banco Popular Espanol SA	488,890
215,224	Banco Santander SA	1,175,173
127,653	Iberdrola SA	894,332
30,437	Industria de Diseno Textil SA	1,095,305
38,182	Repsol SA	498,010
96,510	Telefonica SA	1,190,468
		8,292,242
Sweden - 2.0%
25,436	Assa Abloy AB	540,987
33,737	Atlas Copco AB	904,367
32,842	Hennes & Mauritz AB	1,218,142
7,334	Hexagon AB	266,139
11,416	Investment AB Kinnevik	351,179
2,753	Investor AB	104,921
88,906	Nordea Bank AB	985,205
28,885	Skanska AB	574,931
38,780	SKF AB	676,287
67,906	Svenska Cellulosa AB SCA	1,958,902
46,076	Svenska Handelsbanken AB	620,207
30,372	Swedbank AB	672,782
134,900	Telefonaktiebolaget LM Ericsson	1,313,921
151,641	TeliaSonera AB	744,313
71,167	Volvo AB	736,002
		11,668,285
Switzerland - 3.2%
73,618	ABB Ltd	1,396,012
17,127	Cie Financiere Richemont SA	1,281,799
61,472	Credit Suisse Group AG	1,321,632
33,076	Nestle SA	2,454,539
24,060	Novartis AG	2,056,740
3,321	Swatch Group AG	1,167,845
24,423	Swiss Re AG	2,327,526
5,466	Syngenta AG	2,015,118
91,394	UBS Group AG	1,754,417
10,831	Zurich Insurance Group AG	2,851,842
		18,627,470
Taiwan - 5.1%
1,757,000	Asia Pacific Telecom Company Ltd (a)	554,412
4,516,000	AU Optronics Corporation	1,209,174
790,450	Cathay Financial Holding Company Ltd	1,105,448
1,601,000	China Life Insurance Company Ltd	1,299,752
1,698,960	China Steel Corporation	944,676
206,953	Chunghwa Telecom Company Ltd	632,740
1,377,000	Compal Electronics, Inc.	763,547
212,000	Delta Electronics, Inc.	1,016,421
1,109,000	Eva Airways Corporation (a)	557,184
980,008	First Financial Holding Company Ltd	456,348
454,000	Formosa Chemicals & Fibre Corporation	981,937
337,000	Formosa Plastic Corporation	760,888
413,000	Foxconn Technology Company Ltd	926,157
249,000	Fubon Financial Holding Company Ltd	396,667
840,160	Hon Hai Precision Industry Company Ltd	2,162,044
3,637,000	Innolux Corp.	1,113,095
1,064,000	Inotera Memories, Inc. (a)	720,373
96,142	MediaTek, Inc.	767,263
319,000	Nan Ya Plastics Corporation	572,679
325,000	Pegatron Corporation	857,254

687,566	Pou Chen Corporation	915,224
107,000	President Chain Store Corporation	685,099
9,385,000	Shin Kong Financial Holding Company Ltd	2,058,593
764,000	Siliconware Precision Industries Company Ltd	1,006,433
1,749,804	Taiwan Cooperative Financial Holdings Company Ltd	745,122
409,000	Taiwan Mobile Company Ltd	1,235,445
535,000	Taiwan Semiconductor Manufacturing Company Ltd	2,278,200
937,686	Teco Electric & Machinery Company Ltd	731,086
618,640	Uni-President Enterprises Corporation	1,019,632
3,854,000	United Microelectronics Corporation	1,399,115
		29,872,008
Thailand - 3.0%
98,100	Advanced Info Service PCL - NVDR	546,064
62,700	Airports Of Thailand PCL - NVDR	544,076
192,300	Bangkok Bank PCL -NVDR	898,724
1,151,400	Bangkok Dusit Medical Services PCL -NVDR	652,160
681,200	Banpu PCL - NVDR (b)	366,829
427,000	BEC World PCL - NVDR	393,164
63,800	Big C Supercenter PCL - NVDR	356,027
434,600	BTS Group Holdings PCL - NVDR (b)	115,804
137,200	Bumrungrad Hospital PCL - NVDR	846,016
522,300	Central Pattana PCL - NVDR	674,006
1,015,900	Charoen Pokphand Foods PCL - NVDR	592,419
488,600	CP ALL PCL - NVDR	640,742
329,642	Delta Electronics Thailand PCL - NVDR	781,796
260,042	Intouch Holdings PCL - NVDR	478,872
228,000	Kasikornbank PCL - NVDR	1,087,835
1,093,900	Krung Thai Bank PCL - NVDR (b)	518,870
2,866,860	Land & Houses PCL - NVDR (b)	731,913
333,200	Minor International PCL - NVDR	341,660
297,600	PTT Exploration & Production PCL - NVDR	541,808
737,300	PTT Global Chemical PCL	1,085,172
416,100	PTT Global Chemical PCL - NVDR	612,424
114,897	PTT PCL - NVDR	820,693
14,200	PTT PCL	101,429
71,050	Siam Cement PCL - NVDR	892,090
235,100	Siam Commercial Bank PCL - NVDR	862,602
2,179,900	Thai Beverage PLC	1,058,617
962,100	Thai Union Group PLC - NVDR	496,620
1,876,300	True Corporation PCL - NVDR (a)	442,375
		17,480,807
Turkey - 2.0%
373,390	Akbank TAS	888,215
117,736	Anadolu Efes Biracilik Ve Malt Sanayii AS	805,855
57,621	BIM Birlesik Magazalar AS	1,077,952
1,116,626	Enka Insaat ve Sanayi AS	1,835,970
982,199	Eregli Demir ve Celik Fabrikal TAS	1,267,680
185,302	Haci Omer Sabanci Holding AS	518,394
35,371	Tupras Turkiye Petrol Rafinerileri AS (a)	873,575
238,135	Turk Hava Yollari AO (a)	626,144
281,761	Turkcell Iletisim Hizmetleri AS	1,073,560
452,868	Turkiye Garanti Bankasi AS	1,137,902
185,165	Turkiye Halk Bankasi AS	692,800
395,657	Turkiye Is Bankasi	642,395
341,374	Yapi ve Kredi Bankasi AS (b)	393,724
		11,834,166
United Kingdom - 3.0%
504,068	BP PLC	2,924,714
18,068	British American Tobacco PLC	1,052,563

124,610	Centrica PLC	409,317
41,123	Compass Group PLC	714,730
34,784	Diageo PLC	1,000,609
59,943	Fiat Chrysler Automobiles NV (a)	856,256
250,358	Legal & General Group PLC	1,023,724
59,749	National Grid PLC	833,104
11,357	Next PLC	1,354,691
353,898	Old Mutual PLC	1,113,976
10,954	RELX NV	189,630
63,236	RELX PLC	1,140,966
41,182	Rio Tinto Ltd	1,367,333
28,664	SSE PLC	619,067
37,459	Unilever NV	1,643,442
5,588	Unilever PLC	238,511
42,032	WPP PLC	971,718
		17,454,351
TOTAL COMMON STOCKS (Cost $606,486,274)		558,118,165

EXCHANGE TRADED NOTES - 1.0%
India - 1.0%
94,500	iPath MSCI India Index ETN (a)	5,979,960
TOTAL EXCHANGE TRADED NOTES (Cost $5,682,042)		5,979,960

PREFERRED STOCKS - 0.3%
Brazil - 0.3%
168,612	Itau Unibanco Holdings SA	1,211,095
212,800	Vale SA	584,664
		1,795,759
TOTAL PREFERRED STOCKS (Cost $3,357,439)		1,795,759

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Hong Kong - 0.3%
231,500	Link Real Estate Investment Trust	1,407,790
Mexico - 0.3%
636,200	Fibra Uno Administracion SA de CV (b)	1,483,216
Singapore - 1.0%
378,000	Ascendas Real Estate Investment	640,474
630,178	CapitaLand Commercial Trust	585,256
2,086,800	CapitaLand Mall Trust	2,818,301
1,220,400	Mapletree Industrial Trust	1,310,769
416,300	Suntec Real Estate Investment Trust (b)	453,029
		5,807,829
Turkey - 0.1%
739,941	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	706,097
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,192,828)		9,404,932

RIGHTS - 0.0% (e)
Taiwan - 0.0% (e)
11,815	Delta Electronics, Inc. (f)	–
Australia - 0.0% (e)
4,011	Transurban Group	1,740
Malaysia - 0.0% (e)
118,940	RHB Capital Bhd	15,760
Switzerland - 0.0% (e)
65,178	Credit Suisse Group AG	39,911
TOTAL RIGHTS (Cost $105,884)		57,411

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
3,063,966	Short Term Investment Trust Liquid Assets Portfolio, 0.17% (g)	3,063,966
TOTAL SHORT-TERM INVESTMENTS (Cost $3,063,966)		3,063,966

Principal
Amount
INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0% (h)
Government Agency Repurchase Agreements - 3.0%
$29,963	RBC Capital Markets LLC - 0.090%, dated 11/30/2015, matures 12/01/2015, repurchase price $29,963 (collateralized by various government agency obligations: Total Value $30,562)	29,963

2,583,365	Citigroup Global Markets, Inc. - 0.130%, dated 11/30/2015, matures 12/01/2015, repurchase price $2,583,374 (collateralized by various government agency obligations: Total Value $2,635,032)	2,583,365

2,583,365	HSBC Securities USA, Inc. - 0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $2,583,372 (collateralized by various government agency obligations: Total Value $2,635,042)	2,583,365

4,008,523	Daiwa Capital Markets America, Inc. - 0.140%, dated 11/30/2015, matures 12/01/2015, repurchase price $4,008,538 (collateralized by various government agency obligations: Total Value $4,088,693)	4,008,523

4,008,523	Goldman Sachs & Company - 0.100%, dated 11/30/2015, matures 12/01/2015, repurchase price $4,008,534 (collateralized by various government agency obligations: Total Value $4,088,697)	4,008,523

4,008,523	Nomura Securites International, Inc. - 0.120%, dated 11/30/2015, matures 12/01/2015, repurchase price $4,008,536 (collateralized by various government agency obligations: Total Value $4,088,693)	4,008,523
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $17,222,262)		17,222,262
TOTAL INVESTMENTS - 102.2% (Cost $646,110,695)		595,642,455
Liabilities in Excess of Other Assets - (2.2%)		(12,575,091)
NET ASSETS - 100.0%		$583,067,364

(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of November 30, 2015. Total value of securities out on loan is $16,321,749.
(c)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $5,167,422.

(d)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $315,963.

(e)	Less than 0.05%.
(f)
As of November 30, 2015 the Fund has fair valued this security. This security is deemed illiquid according to the Fund's liquidity guidelines. The total value of this security was $0 or 0.0% of net assets.

(g)	Annualized seven-day yield as of November 30, 2015.
(h)	Investments purchased with cash proceeds from securities lending. As of November 30, 2015, total cash collateral has a value of $17,222,262.
ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:
Cost of investments	$646,110,695
Gross unrealized appreciation	54,998,488
Gross unrealized depreciation	(105,466,728)
Net unrealized depreciation	$(50,468,240)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Vident Core U.S. Equity Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 93.8%
Consumer Discretionary - 12.0%
19,204	Aarons, Inc.	$466,081
27,982	Abercrombie & Fitch Company	715,500
24,815	American Axle & Manufacturing Holdings, Inc. (a)	564,789
47,677	Apollo Education Group, Inc. (a)	336,600
59,316	Ascena Retail Group, Inc. (a)	672,050
11,356	Bed Bath & Beyond, Inc. (a)	619,129
18,477	Best Buy Company, Inc.	587,199
14,648	Buckle, Inc.	465,074
20,865	Caleres, Inc.	586,306
13,309	Capella Education Company	638,832
44,061	Chico's FAS, Inc.	528,732
20,519	Coach, Inc.	651,889
12,087	Comcast Corporation	735,615
16,382	Cooper-Standard Holding, Inc. (a)	1,211,285
25,863	Dana Holding Corporation	425,188
8,362	Deckers Outdoor Corporation (a)	409,236
7,119	Delphi Automotive PLC	625,618
22,733	DeVry Education Group, Inc.	539,909
14,115	Dick's Sporting Goods, Inc.	550,908
20,122	DSW, Inc.	462,001
20,431	Ethan Allen Interiors, Inc.	579,423
35,733	Express, Inc. (a)	598,170
28,707	Finish Line, Inc.	476,249
8,710	Fossil Group, Inc. (a)	335,074
64,268	Francesca's Holdings Corporation (a)	959,521
17,088	GameStop Corporation	598,593
16,176	Garmin Ltd	612,262
20,032	General Motors Company	725,158
8,284	Genuine Parts Company	750,779
17,451	Goodyear Tire & Rubber Company	608,691
1,186	Graham Holdings Company	641,922
16,455	Grand Canyon Education, Inc. (a)	651,947
20,417	H&R Block, Inc.	749,100
27,806	Haverty Furniture Companies, Inc.	671,237
16,713	Hibbett Sports, Inc. (a)	548,354
22,548	Installed Building Products, Inc. (a)	565,053
108,900	International Game Technology PLC	1,691,217
32,618	Interval Leisure Group, Inc.	509,493
34,865	Isle of Capri Casinos, Inc. (a)	642,911
14,212	John Wiley & Sons, Inc.	733,197
12,896	Johnson Controls, Inc.	593,216
47,563	K12, Inc. (a)	482,289
31,562	Lands' End, Inc. (a)	758,750
11,059	Las Vegas Sands Corporation	487,260
20,231	La-Z-Boy, Inc.	542,393
5,975	Lear Corporation	752,252
30,481	Lumber Liquidators Holdings, Inc. (a)	476,113
33,573	Mattel, Inc.	834,625

14,383	Meredith Corporation	670,967
14,769	Michael Kors Holdings Ltd (a)	635,362
54,468	Modine Manufacturing Company (a)	511,455
13,027	Murphy USA, Inc. (a)	775,888
41,998	New Media Investment Group, Inc.	764,784
50,350	News Corporation	722,522
65,256	Office Depot, Inc. (a)	430,037
7,991	Outerwall, Inc.	494,643
49,385	Pep Boys - Manny, Moe & Jack (a)	766,949
48,164	Pier 1 Imports, Inc.	325,589
5,183	Ralph Lauren Corporation	643,780
49,590	Regis Corporation (a)	826,169
25,155	Rent-A-Center, Inc.	431,660
39,733	Ruth's Hospitality Group, Inc.	685,394
15,808	Scholastic Corporation	675,318
12,647	Scripps Networks Interactive, Inc.	718,350
47,235	SeaWorld Entertainment, Inc.	827,085
20,205	Select Comfort Corporation (a)	477,242
25,615	Shoe Carnival, Inc.	498,980
43,973	Smith & Wesson Holding Corporation (a)	806,465
35,481	Stage Stores, Inc.	274,623
15,358	Standard Motor Products, Inc.	641,350
14,769	Starz (a)	521,050
13,591	Steiner Leisure Ltd (a)	854,602
12,860	Sturm, Ruger & Company, Inc.	670,006
11,072	Target Corporation	802,720
10,219	Tenneco, Inc. (a)	550,600
12,693	The Childrens Place, Inc.	613,326
17,578	The Gap, Inc.	469,860
11,868	Thor Industries, Inc.	687,395
19,986	Tower International, Inc.	612,771
24,378	Travelcenters of America LLC (a)	242,317
12,028	Tupperware Brands Corporation	682,830
21,065	Urban Outfitters, Inc. (a)	471,856
6,284	Visteon Corporation (a)	753,514
29,840	Winnebago Industries, Inc.	671,400
21,691	Zumiez, Inc. (a)	327,317
		52,903,366
Consumer Staples - 8.5%
33,191	Archer-Daniels-Midland Company	1,211,140
324,189	Avon Products, Inc.	1,118,452
28,440	Bunge Ltd	1,894,388
25,120	Cal-Maine Foods, Inc.	1,369,291
37,063	Coca-Cola Enterprises, Inc.	1,864,269
115,325	Darling Ingredients, Inc. (a)	1,262,809
76,870	Dean Foods Company	1,442,081
48,749	Fresh Del Monte Produce, Inc.	2,130,819
60,294	Fresh Market, Inc. (a)	1,445,850
19,121	Herbalife Ltd (a)	1,103,855
45,483	Ingles Markets, Inc.	2,477,459
19,596	Ingredion, Inc.	1,931,578
37,874	Inter Parfums, Inc.	1,009,721
27,965	Nu Skin Enterprises, Inc.	975,140
35,622	Revlon, Inc. (a)	975,330
25,551	Sanderson Farms, Inc.	1,911,470
580	Seaboard Corporation (a)	1,914,000

54,311	SpartanNash Company	1,174,204
157,218	SUPERVALU, Inc. (a)	1,056,505
54,914	Tyson Foods, Inc.	2,745,700
27,645	Universal Corporation	1,563,048
7,832	USANA Health Sciences, Inc. (a)	1,049,018
64,737	Wal-Mart Stores, Inc.	3,809,125
		37,435,252
Energy - 7.3%
42,832	Alliance Holdings GP LP	1,021,543
53,040	Alliance Resource Partners LP	909,636
38,607	Alon USA Energy, Inc.	679,097
44,625	Alon USA Partners LP	1,133,029
15,343	Apache Corporation	754,569
33,895	Atwood Oceanics, Inc.	538,253
13,983	Cameron International Corporation (a)	954,899
11,404	Clayton Williams Energy, Inc. (a)	643,300
32,272	Crestwood Equity Partners LP	604,458
49,308	CSI Compressco LP	690,312
73,473	CVR Refining LP	1,591,425
131,577	Denbury Resources, Inc.	486,835
11,451	Dril-Quip, Inc. (a)	722,673
13,750	Emerge Energy Services LP	96,663
90,496	Enable Midstream Partners LP	850,662
37,105	EP Energy Corporation (a)	210,014
24,510	FMC Technologies, Inc. (a)	833,830
36,695	Forum Energy Technologies, Inc. (a)	574,644
52,477	Frank's International NV	886,861
21,004	Green Plains, Inc.	497,585
14,596	Halliburton Company	581,651
68,428	Helix Energy Solutions Group, Inc. (a)	443,413
9,578	Helmerich & Payne, Inc.	557,919
11,873	Hess Corporation	700,507
29,678	Hornbeck Offshore Services, Inc. (a)	363,556
88,328	Linn Energy LLC	177,539
29,724	Marathon Oil Corporation	520,467
16,369	Marathon Petroleum Corporation	956,113
136,441	McDermott International, Inc. (a)	604,434
25,864	Murphy Oil Corporation	739,193
20,196	National Oilwell Varco, Inc.	754,119
75,674	Newpark Resources, Inc. (a)	491,881
47,831	Noble Corporation PLC	634,717
45,951	Northern Tier Energy LP	1,246,191
37,039	Oasis Petroleum, Inc. (a)	425,578
21,564	Oceaneering International, Inc.	943,209
27,680	Patterson-UTI Energy, Inc.	448,970
10,321	PDC Energy, Inc. (a)	583,033
50,125	QEP Resources, Inc.	791,975
37,415	RPC, Inc.	495,749
13,232	SM Energy Company	388,624
45,673	Stone Energy Corporation (a)	332,956
25,746	Superior Energy Services, Inc.	403,440
34,636	Tidewater, Inc.	329,388
26,089	Unit Corporation (a)	471,428
15,897	US Silica Holdings, Inc.	338,129
16,653	Valero Energy Corporation	1,196,685
47,566	Weatherford International PLC (a)	514,188

14,851	Western Refining, Inc.	672,156
58,673	WPX Energy, Inc. (a)	503,414
		32,290,910
Financials - 13.4%
6,003	ACE Ltd	689,445
1,396	Alleghany Corporation (a)	711,067
18,447	Allied World Assurance Company Holdings AG	669,995
24,473	Ally Financial, Inc. (a)	488,481
17,427	American Equity Investment Life Holding Company	467,218
8,801	American Financial Group, Inc.	651,274
6,673	American National Insurance Company	716,413
11,988	Arch Capital Group Ltd (a)	868,770
12,209	Argo Group International Holdings Ltd	775,638
15,034	Aspen Insurance Holdings Ltd	759,518
23,950	Associated Banc-Corporation	491,214
7,928	Assurant, Inc.	678,003
15,033	Assured Guaranty Ltd	397,473
38,121	Astoria Financial Corporation	614,511
12,804	Axis Capital Holdings Ltd	717,024
21,884	Bank of America Corporation	381,438
9,016	BB&T Corporation	348,198
30,816	BBCN Bancorp, Inc.	582,731
76,794	Beneficial Bancorp, Inc. (a)	1,072,044
56,972	Brookline Bancorp, Inc.	668,851
5,224	Capital One Financial Corporation	410,136
75,477	Capitol Federal Financial, Inc.	978,937
14,950	Chemical Financial Corporation	550,907
11,944	Cincinnati Financial Corporation	729,898
7,473	Citigroup, Inc.	404,215
10,841	City Holding Company	541,183
14,323	CNA Financial Corporation	526,227
20,453	CNO Financial Group, Inc.	413,764
10,070	Comerica, Inc.	466,744
44,244	Compass Diversified Holdings	708,789
95,170	Cowen Group, Inc. (a)	452,057
34,756	Dime Community Bancshares, Inc.	643,334
61,497	Ellington Financial LLC	1,087,267
24,783	Employers Holdings, Inc.	679,302
11,357	Encore Capital Group, Inc. (a)	374,440
10,442	Endurance Specialty Holdings Ltd.	688,754
4,022	Everest Re Group Ltd	741,818
9,486	FBL Financial Group, Inc.	648,084
22,740	Fifth Third Bancorp	470,036
72,491	First Bancorp (a)	271,841
50,149	First Commonwealth Financial Corporation	493,466
27,919	First Financial Bancorp	562,568
21,250	First Interstate BancSystem, Inc.	646,213
24,278	First Midwest Bancorp, Inc.	474,392
65,591	First Niagara Financial Group, Inc.	707,071
24,242	FirstMerit Corporation	490,416
35,260	FNB Corporation	511,975
56,855	Fortress Investment Group LLC	310,428
40,870	Fulton Financial Corporation	591,389
55,314	Genworth Financial, Inc. (a)	279,336
11,748	Greenhill & Company, Inc.	311,439
17,740	Hancock Holding Company	516,589

9,003	Hartford Financial Services Group, Inc.	410,897
30,287	Heritage Insurance Holdings, Inc. (a)	680,246
8,479	IBERABANK Corporation	537,314
11,883	Independent Bank Group, Inc.	474,964
8,599	Infinity Property & Casualty Corporation	735,215
15,124	International Bancshares Corporation	461,433
6,728	JPMorgan Chase & Company	448,623
29,648	KeyCorp	388,685
9,571	Legg Mason, Inc.	424,761
6,574	Lincoln National Corporation	361,504
46,093	Maiden Holdings Ltd	710,293
875	Markel Corporation (a)	792,024
45,880	MBIA, Inc. (a)	301,432
10,192	Morgan Stanley	349,586
33,925	National Bank Holdings Corporation	770,098
43,446	National Penn Bancshares, Inc.	542,641
2,417	National Western Life Group, Inc.	636,275
8,517	Navigators Group, Inc. (a)	734,676
20,737	NBT Bancorp, Inc.	624,806
14,967	Nelnet, Inc.	493,911
34,866	New York Community Bancorp, Inc.	571,802
59,647	Northwest Bancshares, Inc.	831,479
48,617	Ocwen Financial Corporation (a)	346,639
34,509	Old Republic International Corporation	654,291
48,210	Oritani Financial Corporation	835,961
9,407	PacWest Bancorp	442,317
5,924	PartnerRe Ltd	824,206
42,987	People's United Financial, Inc.	720,032
9,380	Piper Jaffray Companies (a)	380,171
8,316	Principal Financial Group, Inc.	427,941
8,913	Prosperity Bancshares, Inc.	493,869
28,282	Provident Financial Services, Inc.	590,528
7,540	Raymond James Financial, Inc.	442,824
5,566	Reinsurance Group of America, Inc.	511,404
18,798	Selective Insurance Group, Inc.	648,719
43,833	Sterling Bancorp	768,831
20,992	Symetra Financial Corporation	660,828
7,476	The Hanover Insurance Group, Inc.	632,470
37,984	Third Point Reinsurance Ltd (a)	539,753
88,392	TrustCo Bank Corporation NY	579,852
20,037	Trustmark Corporation	505,934
8,767	UMB Financial Corporation	462,021
26,546	Umpqua Holdings Corporation	475,704
22,888	Union Bankshares Corporation	614,543
55,182	United Financial Bancorp, Inc.	767,582
18,606	United Fire Group, Inc.	744,798
13,784	Unum Group	505,597
61,339	Valley National Bancorp	683,316
8,386	Waddell & Reed Financial, Inc.	313,636
10,201	World Acceptance Corporation (a)	440,071
13,574	Zions Bancorp	406,677
		59,135,501
Health Care - 13.8%
22,402	Aceto Corporation	631,960
6,171	Aetna, Inc.	634,070
41,526	Affymetrix, Inc. (a)	393,251

20,494	Air Methods Corporation (a)	895,588
8,279	Align Technology, Inc. (a)	552,540
44,958	Allscripts Healthcare Solutions, Inc. (a)	684,710
4,362	Amgen, Inc.	702,718
16,057	AMN Healthcare Services, Inc. (a)	473,681
9,396	Amsurg Corporation (a)	789,828
13,287	Analogic Corporation	1,110,129
13,192	Anika Therapeutics, Inc. (a)	553,536
4,981	Anthem, Inc.	649,423
2,942	Atrion Corporation	1,238,288
32,150	Baxter International, Inc.	1,210,447
6,651	Bio-Rad Laboratories, Inc. (a)	929,278
26,153	Bruker Corporation (a)	592,104
9,774	Cardinal Health, Inc.	848,872
7,282	Chemed Corporation	1,124,996
14,362	Computer Programs & Systems, Inc.	699,717
12,471	CONMED Corporation	530,018
19,859	Corvel Corporation (a)	769,536
17,014	Cynosure, Inc. - Class A (a)	715,609
12,976	DaVita Healthcare Partners, Inc. (a)	947,767
15,423	DENTSPLY International, Inc.	935,559
12,445	Depomed, Inc. (a)	241,931
20,726	Emergent BioSolutions, Inc. (a)	780,748
16,123	Enanta Pharmaceuticals, Inc. (a)	507,875
11,149	Express Scripts Holding Company (a)	953,017
7,989	Gilead Sciences, Inc.	846,514
62,033	Globus Medical, Inc. (a)	1,682,955
13,213	Greatbatch, Inc. (a)	766,883
28,847	Haemonetics Corporation (a)	930,027
31,426	Hanger, Inc. (a)	489,303
10,004	Health Net, Inc. (a)	632,853
11,399	HealthSouth Corporation	401,131
5,805	Henry Schein, Inc. (a)	908,366
11,172	Hill-Rom Holdings, Inc.	568,767
52,951	HMS Holdings Corporation (a)	642,296
4,274	Humana, Inc.	720,853
13,016	Integra LifeSciences Holdings Corporation (a)	816,233
29,471	Invacare Corporation	587,062
12,241	Johnson & Johnson	1,239,279
5,635	Lannet Company, Inc. (a)	208,270
22,346	LHC Group, Inc. (a)	1,040,206
8,518	LifePoint Health, Inc. (a)	609,974
13,322	LivaNova PLC (a)	797,322
40,625	Luminex Corporation (a)	874,250
11,497	Magellan Health, Inc. (a)	605,317
3,990	McKesson Corporation	755,507
35,704	MedAssets, Inc. (a)	1,075,762
20,794	Merck & Company, Inc.	1,102,290
39,168	Meridian Bioscience, Inc.	766,518
30,317	Merit Medical Systems, Inc. (a)	587,240
20,552	Myriad Genetics, Inc. (a)	894,012
6,392	NewLink Genetics Corporation (a)	233,947
17,061	Omnicell, Inc. (a)	514,560
60,068	OPKO Health, Inc. (a)	657,144
25,136	Owens & Minor, Inc.	967,987
22,381	Patterson Companies, Inc.	1,019,902

32,147	Pfizer, Inc.	1,053,457
17,538	PharMerica Corporation (a)	596,643
10,032	Prestige Brands Holdings, Inc. (a)	510,528
16,356	Providence Service Corporation (a)	791,958
27,421	QIAGEN NV (a)	725,011
67,182	Quality Sytems, Inc.	1,091,708
15,366	Quest Diagnostics, Inc.	1,049,805
17,424	ResMed, Inc.	1,037,948
39,603	Sagent Pharmaceuticals, Inc. (a)	607,114
40,791	Select Medical Holdings Corporation	492,347
8,894	St Jude Medical, Inc.	561,211
13,883	STERIS PLC	1,060,384
55,185	Supernus Pharmaceuticals, Inc. (a)	891,790
38,524	Surgical Care Affiliates, Inc. (a)	1,431,937
49,334	Triple-S Management Corporation (a)	1,304,391
68,782	Universal American Corporation	514,489
4,377	Universal Health Services, Inc.	531,893
12,192	US Physical Therapy, Inc.	644,225
6,811	WellCare Health Plans, Inc. (a)	561,771
		60,498,536
Industrials - 10.4%
78,112	ACCO Brands Corporation (a)	603,025
24,880	Actuant Corporation	616,029
16,253	ADT Corporation	576,494
23,147	Aegion Corporation (a)	510,160
22,193	Aircastle Ltd	465,165
11,914	Alamo Group, Inc.	681,243
14,221	Altra Industrial Motion Corporation	398,472
7,579	American Airlines Group, Inc.	312,710
6,629	American Railcar Industries, Inc.	374,737
15,722	Applied Industrial Technologies, Inc.	670,543
11,375	ArcBest Corporation	273,910
12,455	Argan, Inc.	489,606
13,483	Atlas Air Worldwide Holdings, Inc. (a)	557,118
30,585	Brady Corporation	807,138
20,050	Brink's Company	645,209
9,389	CIRCOR International, Inc.	426,730
16,781	Clean Harbors, Inc. (a)	726,450
19,338	Comfort Systems USA, Inc.	613,788
8,263	Crane Company	429,841
25,737	Cubic Corporation	1,249,789
3,712	Cummins, Inc.	372,573
7,933	Deluxe Corporation	465,270
7,899	Dover Corporation	520,544
10,138	DXP Enterprises, Inc. (a)	332,020
12,397	EMCOR Group, Inc.	624,809
12,353	Emerson Electric Company	617,650
6,921	EnerSys	407,647
19,656	Essendant, Inc.	711,940
30,050	Federal Signal Corporation	506,643
9,375	Fluor Corporation	455,625
17,769	FTI Consulting, Inc. (a)	664,205
4,779	Greenbrier Companies, Inc.	161,913
29,062	Griffon Corporation	527,185
18,749	H&E Equipment Services, Inc.	375,168
29,410	Harsco Corporation	307,040

27,843	Hillenbrand, Inc.	843,364
4,433	Huntington Ingalls Industries, Inc.	580,368
6,870	Hyster-Yale Materials Handling, Inc.	397,292
10,942	Icahn Enterprises LP	806,316
12,961	ITT Corporation	514,681
12,974	Jacobs Engineering Group, Inc. (a)	572,672
17,582	Kaman Corporation	705,741
35,194	Kelly Services, Inc.	592,315
48,471	Kimball International, Inc.	599,586
8,037	Kirby Corporation (a)	519,190
12,619	Korn/Ferry International	464,379
8,208	Lincoln Electric Holdings, Inc.	463,342
14,775	Lydall, Inc. (a)	538,106
4,828	ManpowerGroup, Inc.	435,872
42,655	Marten Transport Ltd	771,202
18,743	MasTec, Inc. (a)	382,919
25,984	McGrath RentCorp	758,213
44,243	MRC Global, Inc. (a)	654,354
26,065	MYR Group, Inc. (a)	552,578
40,878	Navigant Consulting, Inc. (a)	715,365
7,487	Norfolk Southern Corporation	711,714
14,488	Orbital ATK, Inc.	1,244,664
10,060	Oshkosh Corporation	441,232
4,148	Parker-Hannifin Corporation	434,130
36,525	Pitney Bowes, Inc.	788,940
21,025	Primoris Services Corporation	485,257
37,781	Quad/Graphics, Inc.	389,900
16,465	Quanta Services, Inc. (a)	363,053
55,109	Resources Connection, Inc.	1,005,739
32,557	RR Donnelley & Sons Company	523,842
28,387	SkyWest, Inc.	585,056
15,128	Southwest Airlines Company	694,073
11,172	Spirit AeroSystems Holdings, Inc. (a)	585,971
27,652	Steelcase, Inc.	553,040
12,920	Terex Corporation	264,602
19,410	TrueBlue, Inc. (a)	568,519
16,154	Tutor Perini Corporation (a)	304,341
6,258	UniFirst Corporation	679,494
8,686	United Continental Holdings, Inc. (a)	484,071
3,201	United Rentals, Inc. (a)	251,823
8,921	Universal Forestst Products, Inc.	689,236
7,802	Valmont Industries, Inc.	914,785
28,163	Wabash National Corporation (a)	365,274
35,110	Werner Enterprises, Inc.	946,566
6,479	WESCO International, Inc. (a)	311,316
3,707	WW Grainger, Inc.	743,402
		45,676,284
Information Technology - 20.4%
11,055	Accenture PLC	1,185,317
44,786	Acxiom Corporation (a)	1,025,599
69,345	ADTRAN, Inc.	1,131,017
24,096	Amdocs Ltd	1,363,111
123,751	Amkor Technology, Inc. (a)	841,507
8,792	Apple, Inc.	1,040,094
44,366	Applied Materials, Inc.	832,750
25,243	ARRIS Group, Inc. (a)	771,679

11,717	Arrow Electronics, Inc. (a)	662,714
17,830	Avnet, Inc.	808,056
79,366	AVX Corporation	1,070,647
39,816	Benchmark Electronics, Inc. (a)	854,451
74,553	Brocade Communications Systems, Inc.	699,680
74,175	Brooks Automation, Inc.	827,051
25,477	Cabot Microelectronics Corporation (a)	1,069,015
12,870	CACI International, Inc. (a)	1,290,346
16,970	Canadian Solar, Inc. (a)	390,819
29,761	Cardtronics, Inc. (a)	1,119,311
26,482	Cirrus Logic, Inc. (a)	875,495
37,399	Cisco Systems, Inc.	1,019,123
13,764	Coherent, Inc. (a)	934,851
18,237	Computer Sciences Corporation	571,365
45,943	Convergys Corporation	1,183,492
44,905	Corning, Inc.	841,071
29,459	Cree, Inc. (a)	814,247
43,332	CSG Systems International, Inc.	1,548,252
18,237	CSRA, Inc. (a)	574,648
26,535	Diebold, Inc.	919,969
30,685	Diodes, Inc. (a)	714,654
182,965	Earthlink Holdings Corporation	1,681,448
21,154	EchoStar Corporation (a)	827,333
139,374	Epiq Systems, Inc.	1,885,730
12,722	ePlus, Inc. (a)	1,121,953
45,629	Fabrinet (a)	1,091,902
37,092	Fairchild Semiconductor International, Inc. (a)	724,778
68,556	Flextronics International Ltd (a)	771,255
34,109	FLIR Systems, Inc.	1,042,371
11,042	Harris Corporation	917,922
32,515	Hewlett Packard Enterprise Company (a)	483,173
41,994	Hollysys Automation Technologies Ltd	864,657
32,391	HP, Inc.	406,183
68,705	II-VI, Inc. (a)	1,279,287
37,077	Ingram Micro, Inc.	1,146,792
28,271	Insight Enterprises, Inc. (a)	757,097
16,055	InterDigital, Inc.	845,938
35,796	Itron, Inc. (a)	1,286,866
66,538	Ixia (a)	868,986
37,049	Jabil Circuit, Inc.	948,084
31,610	Juniper Networks, Inc.	952,409
42,903	Keysight Technologies, Inc. (a)	1,321,841
84,666	King Digital Entertainment PLC	1,497,742
78,258	Kulicke and Soffa Industries, Inc. (a)	924,227
29,886	Leidos Holdings, Inc.	1,731,296
27,504	Lexmark International, Inc.	944,487
23,902	Linear Technology Corporation	1,092,799
37,935	ManTech International Corporation	1,270,443
75,427	Marvell Technology Group Ltd	668,283
32,644	Maxim Integrated Products, Inc.	1,265,608
21,310	Methode Electronics, Inc.	768,865
27,003	Micron Technology, Inc. (a)	430,158
29,135	MKS Instruments, Inc.	1,074,207
35,258	National Instruments Corporation	1,107,101
32,424	Netgear, Inc. (a)	1,430,223
52,674	NeuStar, Inc. (a)	1,327,385

46,245	Newport Corporation (a)	767,205
39,399	NVIDIA Corporation	1,249,736
44,695	OmniVision Technologies, Inc. (a)	1,305,094
13,197	OSI Systems, Inc. (a)	1,235,635
48,558	Perficient, Inc. (a)	848,794
100,606	Photronics, Inc. (a)	1,103,648
15,115	Plantronics, Inc.	799,735
19,814	Plexus Corporation (a)	737,081
70,351	Polycom, Inc. (a)	958,884
15,808	QUALCOMM, Inc.	771,272
26,878	Rackspace Hosting, Inc. (a)	769,248
55,407	RetailMeNot, Inc. (a)	540,772
13,679	Rogers Corporation (a)	758,227
27,626	Sanmina Corporation (a)	626,281
20,367	ScanSource, Inc. (a)	782,500
20,056	Science Applications International Corporation	1,007,613
13,006	Seagate Technology PLC	467,436
47,331	Sykes Enterprises, Inc. (a)	1,506,072
46,622	Symantec Corporation	912,859
10,082	SYNNEX Corporation	950,430
44,713	TeleTech Holdings, Inc.	1,297,571
25,987	Teradata Corporation (a)	777,271
35,780	Teradyne, Inc.	743,508
17,615	Texas Instruments, Inc.	1,023,784
74,510	TTM Technologies , Inc. (a)	584,158
57,803	Vishay Intertechnology, Inc.	689,012
8,571	Western Digital Corporation	534,916
62,714	Western Union Company	1,182,786
22,659	Xilinx, Inc.	1,125,926
		89,796,614
Materials - 3.1%
8,857	Avery Dennison Corporation	584,208
10,138	Axiall Corporation	211,276
9,402	Cabot Corporation	409,363
22,577	Commercial Metals Company	333,914
45,345	CVR Partners LP	391,781
10,002	Domtar Corporation	410,982
23,200	Freeport-McMoRan, Inc.	189,776
48,821	FutureFuel Corporation	699,117
14,855	Greif, Inc.	526,907
8,556	Innospec, Inc.	499,670
9,093	International Paper Company	380,360
44,317	Intrepid Potash, Inc. (a)	159,098
34,496	Kronos Worldwide, Inc.	223,189
2,780	LyondellBasell Industries NV	266,380
34,934	Mercer International, Inc.	372,047
25,851	Myers Industries, Inc.	400,691
50,229	Newmont Mining Corporation	924,716
10,481	Nucor Corporation	434,437
19,387	Olin Corporation	422,055
21,795	Orion Engineered Carbons SA	274,181
113,785	Rayonier Advanced Materials, Inc.	1,275,530
6,200	Reliance Steel & Aluminum Company	364,622
51,379	Resolute Forest Products, Inc. (a)	395,618
14,394	Sonoco Products Company	630,745
17,331	Steel Dynamics, Inc.	301,386

10,873	Stepan Company	566,048
38,893	Stillwater Mining Company (a)	364,038
4,889	Terra Nitrogen Company LP	514,323
21,893	United States Steel Corporation	176,677
4,014	Westlake Chemical Corporation	241,041
17,553	Worthington Industries, Inc.	540,106
		13,484,282
Telecommunication Services - 2.3%
17,494	AT&T, Inc.	589,023
80,564	CenturyLink, Inc.	2,169,588
49,656	General Communication, Inc. (a)	1,031,355
25,947	Inteliquent, Inc.	498,442
15,305	Shenandoah Telecommunications Company	738,925
130,772	Sprint Corporation (a)	477,318
32,871	Telephone & Data Systems, Inc.	929,921
13,823	T-Mobile US, Inc. (a)	490,716
29,398	United States Cellular Corporation (a)	1,225,603
142,588	Vonage Holdings Corporation (a)	919,693
182,570	Windstream Holdings, Inc.	1,137,411
		10,207,995
Utilities - 2.6%
8,509	AGL Resources, Inc.	532,408
11,496	Ameren Corporation	503,065
31,341	AmeriGas Partners LP	1,228,881
8,090	Black Hills Corporation	347,223
21,985	CenterPoint Energy, Inc.	372,646
11,980	Consolidated Edison, Inc.	744,557
9,229	Entergy Corporation	614,928
20,074	Exelon Corporation	548,221
19,370	MDU Resources Group, Inc.	337,425
6,909	National Fuel Gas Company	315,879
22,822	NiSource, Inc.	437,954
18,868	NRG Energy, Inc.	233,208
13,130	OGE Energy Corporation	342,824
7,291	Pinnacle West Capital Corporation	461,958
10,463	Public Service Enterprise Group, Inc.	409,103
34,127	SJW Corporation	1,036,437
7,235	Southwest Gas Corporation	405,739
44,894	Suburban Propane Partners LP	1,340,984
28,835	The AES Corporation	288,062
10,304	UGI Corporation	357,240
9,033	Vectren Corporation	384,535
		11,243,277
TOTAL COMMON STOCKS (Cost $413,734,106)		412,672,017

EXCHANGE TRADED FUNDS - 1.1%
Financials - 1.1%
24,353	SPDR S&P 500 ETF Trust	5,082,228
TOTAL EXCHANGE TRADED FUNDS (Cost $5,101,114)		5,082,228

REAL ESTATE INVESTMENT TRUSTS - 4.8%
Financials - 4.8%
47,205	Altisource Residential Corporation	624,994
47,703	American Capital Agency Corporation	856,269
63,512	American Capital Mortgage Investment Corporation	952,045
119,753	Annaly Capital Management, Inc.	1,147,234

50,617	Apollo Commercial Real Estate Finance, Inc.	888,328
35,464	ARMOUR Residential REIT, Inc.	749,354
51,470	Ashford Hospitality Trust, Inc.	361,834
40,385	Brandywine Realty Trust	555,698
84,768	Capstead Mortgage Corporation	804,448
60,618	Chimera Investment Corporation	854,108
127,490	CYS Investments, Inc.	966,374
24,091	Equity Commonwealth (a)	665,393
59,754	Franklin Street Properties Corporation	625,624
42,071	Government Properties Income Trust	712,262
61,747	Hatteras Financial Corporation	869,398
48,611	Invesco Mortgage Capital, Inc.	652,360
120,475	Investors Real Estate Trust	984,281
59,547	Lexington Realty Trust	511,509
32,924	Mack-Cali Realty Corporation	773,714
114,538	MFA Financial, Inc.	799,475
49,238	New Residential Investment Corporation	626,307
53,884	PennyMac Mortgage Investment Trust	896,630
89,689	Two Harbors Investment Corporation	762,356
73,818	United Development Funding IV	1,319,128
181,903	VEREIT, Inc.	1,515,252
46,026	Western Asset Mortgage Capital Corporation	541,726
		21,016,101
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,922,338)		21,016,101

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
1,163,099	Short Term Investment Trust Liquid Assets Portfolio, 0.17% (b)	1,163,099
TOTAL SHORT-TERM INVESTMENTS (Cost $1,163,099)		1,163,099
TOTAL INVESTMENTS - 100.0% (Cost $442,920,657)		439,933,445
Liabilities in Excess of Other Assets - 0.0% (c)		(69,101)
NET ASSETS - 100.0%		$439,864,344

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of November 30, 2015.
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:
Cost of investments	$442,920,657
Gross unrealized appreciation	32,097,854
Gross unrealized depreciation	(35,085,066)
Net unrealized depreciation	$(2,987,212)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2015 (Unaudited)

Par Value	Security Description	Value
ASSET BACKED SECURITIES - 0.1%
Consumer Discretionary - 0.1%
$356,808	Delta Airlines 2007-1 Class A Pass Through Trust
	02/10/2024, 6.821%	$410,996
TOTAL ASSET BACKED SECURITIES (Cost $413,723)		410,996

CORPORATE BONDS - 30.0%
Consumer Discretionary - 5.1%
1,020,000	Autozone, Inc.
	07/15/2023, 3.125%	1,006,948
595,000	Best Buy Company, Inc.
	03/15/2021, 5.500%	623,263
1,905,000	BorgWarner, Inc.
	03/15/2025, 3.375%	1,821,287
1,510,000	Coach, Inc.
	04/01/2025, 4.250%	1,437,099
330,000	Dollar General Corporation
	04/15/2023, 3.250%	316,428
1,370,000	Expedia, Inc.
	08/15/2024, 4.500%	1,358,676
165,000	Gap, Inc.
	04/12/2021, 5.950%	173,071
1,185,000	Home Depot, Inc.
	02/15/2024, 3.750%	1,261,832
1,236,000	Lowe's Companies, Inc.
	09/15/2023, 3.875%	1,322,766
1,025,000	Macy's Retail Holdings, Inc.
	06/01/2024, 3.625%	982,082
2,033,000	McDonald's Corporation
	06/10/2024, 3.250%	2,014,998
385,000	Nordstrom, Inc.
	10/15/2021, 4.000%	407,513
450,000	NVR, Inc.
	09/15/2022, 3.950%	457,166
170,000	O'Reilly Automotive, Inc.
	01/14/2021, 4.875%	186,036
1,632,000	Priceline Group, Inc.
	03/15/2025, 3.650%	1,603,549
1,625,000	Scripps Networks Interactive, Inc.
	11/15/2024, 3.900%	1,569,576
425,000	Staples, Inc.
	01/12/2023, 4.375%	414,468
400,000	Starbucks Corporation
	10/01/2023, 3.850%	428,098
914,000	The Interpublic Group of Companies, Inc.
	04/15/2024, 4.200%	911,225
1,097,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	1,069,163
400,000	VF Corporation
	09/01/2021, 3.500%	421,549
1,150,000	Viacom, Inc.
	09/01/2023, 4.250%	1,141,565
		20,928,358

Consumer Staples - 1.4%
890,000	Altria Group, Inc.
	01/31/2024, 4.000%	931,066
43,000	Archer-Daniels-Midland Company
	03/01/2021, 4.479%	47,210
655,000	Colgate-Palmolive Company
	02/01/2023, 1.950%	627,890
1,825,000	CVS Health Corporation
	08/12/2024, 3.375%	1,835,172
1,085,000	Philip Morris International, Inc.
	11/15/2023, 3.600%	1,131,513
539,000	Procter & Gamble Company
	08/15/2023, 3.100%	562,379
578,000	Wal-Mart Stores, Inc.
	04/11/2023, 2.550%	570,793
		5,706,023
Energy - 3.2%
385,000	Baker Hughes, Inc.
	08/15/2021, 3.200%	388,765
600,000	Chevron Corporation
	06/24/2023, 3.191%	613,667
460,000	ConocoPhillips Company
	12/15/2022, 2.400%	433,995
255,000	Continental Resources, Inc.
	04/15/2023, 4.500%	222,307
240,000	EOG Resources, Inc.
	04/01/2020, 2.450%	240,476
550,000	Exxon Mobil Corporation
	03/15/2024, 3.176%	566,466
785,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	724,801
910,000	Halliburton Company
	08/01/2023, 3.500%	908,677
1,399,000	Hess Corporation
	10/01/2029, 7.875%	1,656,796
401,000	Magellan Midstream Partners LP
	02/01/2021, 4.250%	413,808
550,000	Marathon Petroleum Corporation
	03/01/2021, 5.125%	596,287
475,000	National Oilwell Varco, Inc.
	12/01/2022, 2.600%	436,554
868,000	Occidental Petroleum Corporation
	02/15/2023, 2.700%	845,777
1,050,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	952,978
1,032,000	Phillips 66
	04/01/2022, 4.300%	1,086,256
105,000	Pioneer Natural Resources Company
	07/15/2022, 3.950%	105,225
1,968,000	Schlumberger Investment SA
	12/01/2023, 3.650%	2,038,928
430,000	Southwestern Energy Company
	03/15/2022, 4.100%	332,635
580,000	Valero Energy Corporation
	02/01/2020, 6.125%	652,923
		13,217,321

Financials - 7.0%
1,946,000	Aflac, Inc.
	11/15/2024, 3.625%	2,001,512
1,257,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	1,253,409
327,000	Allstate Corporation
	06/15/2023, 3.150%	328,524
498,000	American Express Company
	12/02/2022, 2.650%	486,277
1,500,000	American Tower Corporation
	02/15/2024, 5.000%	1,597,346
1,267,000	Ameriprise Financial, Inc.
	10/15/2023, 4.000%	1,335,300
1,885,000	Aon PLC
	06/14/2024, 3.500%	1,858,523
1,143,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	1,189,647
1,370,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	1,364,502
760,000	Bank of New York Mellon Corporation
	05/15/2024, 3.400%	781,475
1,791,000	BlackRock, Inc.
	03/18/2024, 3.500%	1,841,694
353,000	Block Financial LLC
	11/01/2022, 5.500%	378,165
1,327,000	Boston Properties LP
	02/01/2024, 3.800%	1,359,523
950,000	Capital One Financial Corporation
	04/24/2024, 3.750%	959,805
1,480,000	Citigroup, Inc.
	05/15/2023, 3.500%	1,463,346
1,000,000	CME Group, Inc.
	09/15/2022, 3.000%	1,008,243
975,000	CNA Financial Corporation
	05/15/2024, 3.950%	978,513
255,000	ERP Operating LP
	04/15/2023, 3.000%	250,955
860,000	Fifth Third Bancorp
	01/16/2024, 4.300%	893,090
625,000	HCP, Inc.
	11/15/2023, 4.250%	631,899
255,000	Health Care REIT, Inc.
	03/15/2023, 3.750%	250,910
400,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	414,344
340,000	KeyCorp
	03/24/2021, 5.100%	375,075
350,000	Kimco Realty Corporation
	05/01/2021, 3.200%	352,800
420,000	Lazard Group LLC
	11/14/2020, 4.250%	438,921
891,000	MetLife, Inc.
	04/10/2024, 3.600%	912,737
1,152,000	Moodys Corporation
	02/15/2024, 4.875%	1,237,160
635,000	People's United Financial, Inc.
	12/06/2022, 3.650%	632,355

508,000	PNC Bank NA
	01/30/2023, 2.950%	497,165
550,000	SunTrust Bank
	05/01/2023, 2.750%	531,216
1,235,000	U.S. Bancorp
	01/30/2024, 3.700%	1,300,816
		28,905,247
Health Care - 2.3%
1,659,000	Aetna, Inc.
	11/15/2024, 3.500%	1,662,746
660,000	Agilent Technologies, Inc.
	07/15/2023, 3.875%	661,244
380,000	AmerisourceBergen Corporation
	05/15/2024, 3.400%	373,241
1,330,000	Anthem, Inc.
	08/15/2024, 3.500%	1,319,724
600,000	Cardinal Health, Inc.
	03/15/2023, 3.200%	594,109
411,000	Celgene Corporation
	08/15/2023, 4.000%	424,375
366,000	CR Bard, Inc.
	01/15/2021, 4.400%	390,298
509,000	Merck & Company, Inc.
	05/18/2023, 2.800%	509,662
300,000	PerkinElmer, Inc.
	11/15/2021, 5.000%	318,130
1,912,000	Pfizer, Inc.
	05/15/2024, 3.400%	1,957,282
1,155,000	UnitedHealth Group, Inc.
	02/15/2023, 2.750%	1,135,557
		9,346,368
Industrials - 4.5%
400,000	3M Company
	06/26/2022, 2.000%	391,318
600,000	Air Lease Corporation
	04/01/2021, 3.875%	607,500
1,188,000	Brixmor Operating Partnership LP
	02/01/2025, 3.850%	1,165,831
1,436,000	Burlington Northern Santa Fe LLC
	04/01/2024, 3.750%	1,479,962
535,000	CSX Corporation
	11/01/2023, 3.700%	552,578
615,000	Cummins, Inc.
	10/01/2023, 3.650%	635,900
524,000	Danaher Corporation
	06/23/2021, 3.900%	560,825
1,510,000	Delphi Corporation
	03/15/2024, 4.150%	1,531,944
470,000	Emerson Electric Company
	02/15/2023, 2.625%	460,056
805,000	Equifax, Inc.
	12/15/2022, 3.300%	808,474
337,000	Fluor Corporation
	09/15/2021, 3.375%	346,988
1,250,000	General Dynamics Corporation
	11/15/2022, 2.250%	1,204,775
500,000	Honeywell International, Inc.
	03/01/2021, 4.250%	549,534

925,000	Johnson Controls, Inc.
	07/02/2024, 3.625%	891,831
185,000	Lockheed Martin Corporation
	09/15/2021, 3.350%	190,053
465,000	Masco Corporation
	03/15/2020, 7.125%	540,098
480,000	Norfolk Southern Corporation
	02/15/2023, 2.903%	465,594
634,000	Northrop Grumman Corporation
	08/01/2023, 3.250%	635,443
1,744,000	Pentair Finance SA
	09/15/2022, 3.150%	1,653,722
475,000	Precision Castparts Corporation
	01/15/2023, 2.500%	464,807
353,000	Raytheon Company
	12/15/2022, 2.500%	346,630
253,000	Roper Industries, Inc.
	11/15/2022, 3.125%	245,983
720,000	Union Pacific Corporation
	07/15/2022, 4.163%	783,010
588,000	United Parcel Service, Inc.
	10/01/2022, 2.450%	584,160
460,000	United Technologies Corporation
	06/01/2022, 3.100%	470,460
797,000	Xylem, Inc.
	10/01/2021, 4.875%	853,385
		18,420,861
Information Technology - 4.0%
1,280,000	Analog Devices, Inc.
	06/01/2023, 2.875%	1,232,028
400,000	Applied Materials, Inc.
	06/15/2021, 4.300%	429,082
1,925,000	Cisco Systems, Inc.
	03/04/2024, 3.625%	2,026,836
743,000	eBay, Inc.
	08/01/2021, 2.875%	732,260
1,165,000	EMC Corporation
	06/01/2023, 3.375%	998,530
2,000,000	Google, Inc.
	02/25/2024, 3.375%	2,109,356
500,000	Intel Corporation
	12/15/2022, 2.700%	500,163
300,000	International Business Machines Corporation
	08/01/2023, 3.375%	306,713
900,000	Keysight Technologies, Inc.
	10/30/2024, 4.550%	861,428
1,500,000	KLA-Tencor Corporation
	11/01/2024, 4.650%	1,526,081
1,165,000	MasterCard, Inc.
	04/01/2024, 3.375%	1,190,453
1,138,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	1,143,572
335,000	Omnicom Group, Inc.
	08/15/2020, 4.450%	358,898
1,891,000	QUALCOMM, Inc.
	05/20/2025, 3.450%	1,789,336

405,000	Symantec Corporation
	09/15/2020, 4.200%	421,389
777,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	741,338
315,000	Xilinx, Inc.
	03/15/2021, 3.000%	316,379
		16,683,842
Materials - 0.7%
850,000	CF Industries, Inc.
	06/01/2023, 3.450%	804,074
781,000	EI du Pont de Nemours & Company
	02/15/2023, 2.800%	752,935
975,000	Mosaic Company
	11/15/2023, 4.250%	979,592
130,000	Packaging Corporation of America
	11/01/2023, 4.500%	135,962
355,000	Praxair, Inc.
	02/21/2023, 2.700%	347,317
		3,019,880
Telecommunication Services - 0.8%
1,250,000	AT&T, Inc.
	03/11/2024, 3.900%	1,285,098
485,000	Qwest Corporation
	12/01/2021, 6.750%	509,813
1,342,000	Verizon Communications, Inc.
	09/15/2023, 5.150%	1,502,572
		3,297,483
Utilities - 1.0%
1,576,000	Black Hills Corporation
	11/30/2023, 4.250%	1,638,912
425,000	Exelon Generation Company LLC
	06/15/2022, 4.250%	434,655
215,000	Georgia Power Company
	12/01/2019, 4.250%	232,639
280,000	National Fuel Gas Company
	03/01/2023, 3.750%	260,457
240,000	Pacific Gas & Electric Company
	10/01/2020, 3.500%	250,992
595,000	Public Service Electric & Gas Company
	05/15/2023, 2.375%	577,959
628,000	Southern California Edison Company
	10/01/2023, 3.500%	656,255
		4,051,869
TOTAL CORPORATE BONDS (Cost $125,025,282)		123,577,252

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - 41.3%
	Federal Home Loan Banks
200,000	06/08/2018, 1.250%	200,384
165,000	06/08/2018, 2.750%	171,350
210,000	09/14/2018, 2.000%	214,514
580,000	12/14/2018, 1.750%	587,212
885,000	06/14/2019, 1.625%	890,001
970,000	09/13/2019, 2.000%	985,948
1,005,000	03/13/2020, 1.875%	1,016,713
1,390,000	03/13/2020, 4.125%	1,532,125
740,000	06/12/2020, 1.750%	740,411
	Federal Home Loan Mortgage Corporation

355,000	06/13/2018, 4.875%	387,613
200,000	03/27/2019, 3.750%	215,316
885,000	05/30/2019, 1.750%	893,814
848,000	08/01/2019, 1.250%	839,528
253,000	10/02/2019, 1.250%	249,670
1,250,000	05/01/2020, 1.375%	1,236,010
1,043,000	01/13/2022, 2.375%	1,061,878
14,840,000	12/15/2040, 4.000% (a)	15,714,400
33,126,000	12/15/2040, 4.500% (a)	35,753,825
14,250,000	12/15/2040, 5.000% (a)	15,627,689
6,462,000	12/15/2041, 3.500% (a)	6,680,597
7,375,000	12/15/2042, 3.000% (a)	7,399,084
	Federal National Mortgage Association
150,000	07/20/2018, 1.125%	149,750
665,000	09/18/2018, 1.875%	676,374
750,000	11/27/2018, 1.625%	757,403
984,000	02/19/2019, 1.875%	1,000,192
174,000	06/20/2019, 1.750%	175,759
823,000	09/12/2019, 1.750%	828,903
1,141,000	10/09/2019, 0.000% (b)	1,056,017
1,372,000	11/26/2019, 1.750%	1,379,369
1,159,000	01/21/2020, 1.625%	1,158,986
1,520,000	06/22/2020, 1.500%	1,504,035
4,515,000	12/15/2040, 3.500% (a)	4,676,552
13,280,000	12/15/2040, 4.500% (a)	14,356,925
7,710,000	12/15/2041, 4.000% (a)	8,180,129
	Financing Corporation FICO
640,000	05/11/2018, 0.000% (b)	619,613
	Government National Mortgage Association
1,000,000	12/15/2040, 3.500% (a)	1,042,891
12,000,000	12/15/2040, 4.000% (a)	12,742,266
1,000,000	12/15/2041, 4.000% (a)	1,062,246
15,050,000	12/15/2042, 3.000% (a)	15,287,270
8,325,000	12/15/2042, 3.500% (a)	8,695,235
	Tennessee Valley Authority
230,000	04/01/2018, 4.500%	247,093
250,000	10/15/2018, 1.750%	253,280
1,906,000	02/15/2021, 3.875%	2,086,045
		170,334,415
TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES (Cost $169,851,621)		170,334,415

U.S. GOVERNMENT NOTES/BONDS - 28.1%
U.S. Treasury Bonds - 11.7%
	United States Treasury Bonds
2,670,000	05/15/2021, 3.125%	2,853,667
3,124,000	08/15/2021, 2.125%	3,176,596
4,626,000	11/15/2021, 2.000%	4,661,236
2,435,000	11/15/2021, 8.000%	3,278,262
4,874,000	02/15/2022, 2.000%	4,905,130
6,997,000	05/15/2022, 1.750%	6,911,720
7,072,000	08/15/2022, 1.625%	6,910,808
6,145,000	11/15/2022, 1.625%	5,997,858
1,200,000	02/15/2023, 2.000%	1,199,836
1,250,000	05/15/2023, 1.750%	1,224,170
1,587,000	08/15/2023, 2.500%	1,637,462
4,208,000	08/15/2023, 6.250%	5,474,015
		48,230,760

U.S. Treasury Notes - 16.4%
	United States Treasury Notes
2,645,000	02/28/2021, 2.000%	2,678,322
3,494,000	03/31/2021, 2.250%	3,581,077
2,524,000	04/30/2021, 2.250%	2,586,903
2,876,000	05/31/2021, 2.000%	2,907,343
2,766,000	06/30/2021, 2.125%	2,814,297
3,158,000	07/31/2021, 2.250%	3,231,954
3,397,000	08/31/2021, 2.000%	3,427,587
4,029,000	09/30/2021, 2.125%	4,090,773
5,189,000	10/31/2021, 2.000%	5,228,929
4,615,000	11/30/2021, 1.875%	4,615,180
4,062,000	12/31/2021, 2.125%	4,117,219
5,066,000	01/31/2022, 1.500%	4,945,981
5,908,000	02/28/2022, 1.750%	5,849,380
7,415,000	03/31/2022, 1.750%	7,334,622
7,935,000	04/30/2022, 1.750%	7,843,875
650,000	05/31/2022, 1.875%	646,851
750,000	06/30/2022, 2.125%	757,544
1,000,000	07/31/2022, 2.000%	1,002,090
		67,659,927
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $115,663,589)		115,890,687

Shares
SHORT-TERM INVESTMENTS - 35.7%
Money Market Funds - 35.7%
147,074,499	Short Term Investment Trust Liquid Assets Portfolio, 0.17% (c)	147,074,499
TOTAL SHORT-TERM INVESTMENTS (Cost $147,074,499)		147,074,499
TOTAL INVESTMENTS - 135.2% (Cost $558,028,714)		557,287,849
Liabilities in Excess of Other Assets - (35.2)%		(145,177,188)
NET ASSETS - 100.0%		$412,110,661

(a)	Security purchased on a when-issued basis. On November 30, 2015, the total value of investments purchased on a when-issued basis was $147,219,109 or 35.7% of total net assets.
(b)	Zero coupon bond.
(c)	Annualized seven-day yield as of November 30, 2015.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:
Cost of investments	$558,028,714
Gross unrealized appreciation	1,214,599
Gross unrealized depreciation	(1,955,464)
Net unrealized depreciation	$(740,865)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on the national securities exchange, except those listed on the NASDAQ Global Market (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2015:

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$557,343,663	$774,502	$-	$558,118,165
Exchange Traded Notes	5,979,960	-	-	5,979,960
Preferred Stocks	1,795,759	-	-	1,795,759
Real Estate Investment Trusts	9,404,932	-	-	9,404,932
Rights	57,411	-	-	57,411
Short-Term Investments	3,063,966	-	-	3,063,966
Investments Purchased as Securities Lending Collateral	-	17,222,262	-	17,222,262
Total Investments in Securities	$577,645,691	$17,996,764	$-	$595,642,455
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$412,672,017	$-	$-	$412,672,017
Exchange Traded Funds	5,082,228	-	-	5,082,228
Real Estate Investment Trusts	21,016,101	-	-	21,016,101
Short-Term Investments	1,163,099	-	-	1,163,099
Total Investments in Securities	439,933,445	-	-	439,933,445
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Bond Strategy Fund
Description^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$410,996	$-	$410,996
Corporate Bonds	-	123,577,252	-	123,577,252
Mortgage Backed Securities - U.S. Government Agency Issues	-	170,334,415	-	170,334,415
U.S. Government Notes/Bonds	-	115,890,687	-	115,890,687
Short-Term Investments	147,074,499	-	-	147,074,499
Total Investments in Securities	$147,074,499	$410,213,350	$-	$557,287,849
^ See Schedule of Investments for sector breakouts.

During the period ended November 30, 2015, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy Fund did not recognize any transfers to or from Level 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 in the Vident International Equity Fund during the reporting period.

Transfers into Level 1		$801,321
Transfers out of Level 1		-
Net Transfers out of Level 1		$801,321

Transfers into Level 2		$-
Transfers out of Level 2		801,321
Net Transfers into Level 2		$801,321

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Vident International Equity Fund	Balance as of 09/01/2015	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 11/30/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 11/30/2015
Common Stocks	$105,225	$(1,535,039)	$1,443,038	$-	$(13,224)	$-	$-	$-	$-

Secured Borrowings (unaudited)

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

The Vident International Equity Fund loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

Vident International Equity Fund
Securities lending transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Government Agency Repurchase Agreements	$17,222,262	$-	$-	$-	$17,222,262
Total Borrowings	$17,222,262	$-	$-	$-	$17,222,262

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
                                                 Paul R. Fearday, President (Principal Executive Officer)

Date            01/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul R. Fearday
  Paul R. Fearday, President (Principal Executive Officer)

Date            01/26/2016

By (Signature and Title)*      /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date            01/26/2016

* Print the name and title of each signing officer under his or her signature.